Accrued Expenses and Other Current Liabilities - Additional Information (Detail) - LGM Enterprises LLC [Member] - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued Liabilities And Others Current [Line Items]
Employee retention credits payable current		$ 9,044	$ 8,909	$ 3,149
Employee retention credits				9,467
Previously Reported [Member]
Accrued Liabilities And Others Current [Line Items]
Employee retention credits payable current			$ 5,760	$ 3,149
Employee Retention Credit [Member]
Accrued Liabilities And Others Current [Line Items]
Percentage of qualified wages eligible for credit	70.00%
Percentage reduction in the gross receipts to avail credit minimum	$ 7
Threshold wage limit per employee	20.00%